UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1:	Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund Schedule of Investments February 28, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.1%)

Akron OH Bath & Copley Joint Township Hosp. Dist. Rev.
(Summa Health Systems) VRDO	3.670%	3/7/2007 LOC	14,765	14,765
1 Akron OH Income Tax Rev. (Community Learning Center) TOB VRDO	3.720%	3/7/2007 (3)	4,340	4,340
Anderson Township OH BAN	4.750%	6/14/2007	7,000	7,020
Butler County OH BAN	4.500%	9/20/2007	3,450	3,467
1 Butler County OH Waterworks Rev. TOB VRDO	3.700%	3/7/2007 (2)	5,075	5,075
Central Ohio Solid Waste Auth. BAN	4.250%	11/20/2007	9,325	9,364
1 Chillicothe OH City School Dist. TOB VRDO	3.720%	3/7/2007 (3)	5,165	5,165
1 Cincinnati OH City School Dist. GO TOB VRDO	3.690%	3/7/2007 (3)	5,000	5,000
1 Cincinnati OH City School Dist. GO TOB VRDO	3.700%	3/7/2007 (4)	6,530	6,530
1 Cincinnati OH City School Dist. TOB VRDO	3.700%	3/7/2007 (3)	4,700	4,700
1 Cincinnati OH City School Dist. TOB VRDO	3.710%	3/7/2007 (4)	12,600	12,600
1 Cincinnati OH Water System Rev. TOB VRDO	3.700%	3/7/2007	2,620	2,620
1 Cleveland OH Airport System Rev. TOB VRDO	3.730%	3/7/2007 (4)	1,500	1,500
1 Cleveland OH GO TOB VRDO	3.700%	3/7/2007 (3)	3,035	3,035
2 Cleveland OH School Dist. GO BAN	4.000%	12/6/2007	22,000	22,059
Cleveland-Cuyahoga County OH Port Auth. Rev.
(Museum of Art) VRDO	3.650%	3/7/2007	10,000	10,000
Cleveland-Cuyahoga County OH Port Auth. Rev.
(Museum of Art) VRDO	3.650%	3/7/2007	5,000	5,000
Clinton County OH Hosp. Rev. (Kettering Medical Center) VRDO	3.530%	3/7/2007 LOC	4,250	4,250
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO	3.530%	3/7/2007 LOC	5,650	5,650
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO	3.670%	3/7/2007 LOC	23,000	23,000
1 Columbus OH City School Dist. School Fac. Construction
& Improvement GO TOB VRDO	3.670%	3/7/2007 (4)	8,210	8,210
1 Columbus OH City School Dist. School Fac. Construction
& Improvement GO TOB VRDO	3.700%	3/7/2007 (4)	2,735	2,735
1 Columbus OH City School Dist. School Fac. GO TOB VRDO	3.720%	3/7/2007 (4)	4,505	4,505
1 Columbus OH City School Dist. TOB VRDO	3.700%	3/7/2007 (4)	8,255	8,255
Columbus OH Regional Airport Auth. Airport Refunding Rev.
(Oasbo Expanded Asset Program) VRDO	3.680%	3/7/2007 LOC	25,835	25,835
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	3.690%	3/1/2007	5,000	5,000
Delaware City OH BAN	4.750%	5/10/2007	4,570	4,579
Delaware County OH BAN	4.750%	6/13/2007	3,600	3,611
Delaware County OH Port Auth. Econ. Dev. Rev.
(Columbus Zoological Park) VRDO	3.700%	3/7/2007 LOC	5,850	5,850
Findlay OH BAN	4.500%	4/13/2007	4,950	4,955
Findlay OH BAN	4.250%	11/28/2007	6,025	6,052
Franklin County OH Health Care Fac. Rev.
(Improvement Presbyterian) VRDO	3.670%	3/7/2007 LOC	3,905	3,905
Green City OH BAN	4.750%	7/17/2007	7,480	7,506
Greene County OH BAN	4.250%	11/20/2007	3,000	3,015
1 Greene County OH Sewer System Rev. TOB VRDO	3.690%	3/7/2007 (2)	5,530	5,530
1 Hamilton County OH Sales Tax Rev. TOB VRDO	3.700%	3/7/2007 (2)	6,725	6,725
1 Hamilton County OH Sewer System Rev. TOB VRDO	3.700%	3/7/2007 (1)	5,465	5,465
Hancock County OH BAN	4.500%	11/8/2007	2,000	2,012
1 Hilliard OH School Dist. TOB VRDO	3.700%	3/7/2007 (1)	8,575	8,575
Huron County OH Hosp. Fac. Rev. (Fisher-Titus Medical Center)
VRDO	3.670%	3/7/2007 LOC	9,600	9,600
Independence OH BAN	4.500%	5/7/2007	4,500	4,507
1 Lakota OH Local School Dist. TOB VRDO	3.700%	3/7/2007 (3)	16,480	16,480
1 Lehman Municipal Trust Receipts (Cincinnati OH) TOB VRDO	3.570%	3/7/2007 (3)	4,000	4,000
1 Licking County OH Joint Vocational School Dist. TOB VRDO	3.700%	3/7/2007 (1)	2,085	2,085
1 Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners) TOB VRDO	3.730%	3/7/2007	4,995	4,995
Lorain County OH Sewer System BAN	4.500%	11/14/2007	2,000	2,012
1 Marysville OH Exempt Village School Dist. TOB VRDO	3.700%	3/7/2007 (1)	5,375	5,375
1 Marysville OH Exempt Village School Dist. TOB VRDO	3.700%	3/7/2007 (1)	4,870	4,870
Mason OH BAN	4.750%	5/24/2007	1,900	1,904
Mason OH BAN	4.750%	6/28/2007	2,350	2,358
Mason OH BAN	4.750%	7/5/2007	2,250	2,257
Maumee OH BAN	4.000%	2/1/2008	7,608	7,635
Montgomery County OH Rev. (Catholic Health Initiatives)	5.000%	9/1/2007 (ETM)	2,325	2,342
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	3.500%	3/7/2007	7,500	7,500
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	3.500%	3/7/2007	22,100	22,100
New Albany OH BAN	4.250%	12/13/2007	2,800	2,815
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) VRDO	3.540%	3/7/2007 LOC	20,000	20,000
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) VRDO	3.700%	3/1/2007 LOC	10,530	10,530
1 Ohio Building Auth. Rev. (Administration Building Fund) TOB VRDO	3.720%	3/7/2007 (4)	3,195	3,195
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/2007 (2)(Prere.)	5,485	5,549
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/2007 (2)(Prere.)	5,375	5,438
Ohio Building Auth. Rev. (State Correctional Fac.)	5.900%	10/1/2007	2,500	2,534
1 Ohio Common Schools GO TOB VRDO	3.700%	3/7/2007	11,105	11,105
1 Ohio GO TOB VRDO	3.700%	3/7/2007 (2)	7,525	7,525
1 Ohio GO TOB VRDO	3.700%	3/7/2007	4,110	4,110
1 Ohio GO TOB VRDO	3.700%	3/7/2007	5,295	5,295
1 Ohio GO TOB VRDO	3.720%	3/7/2007	2,570	2,570
Ohio Higher Educ. Capital Fac. Rev	5.000%	12/1/2007	10,000	10,104
1 Ohio Higher Educ. Capital Fac. Rev. TOB VRDO	3.700%	3/7/2007	5,185	5,185
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.) CP	3.580%	3/13/2007	6,800	6,800
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.) CP	3.650%	5/1/2007	10,800	10,800
1 Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve
Univ.) TOB VRDO	3.690%	3/7/2007 (1)	5,090	5,090
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve
Univ.) VRDO	3.660%	3/1/2007	6,750	6,750
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.) VRDO	3.520%	3/7/2007	4,540	4,540
Ohio Higher Educ. Fac. Comm. Rev. (College Mount
St. Joseph) VRDO	3.680%	3/7/2007 LOC	15,400	15,400
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	3.550%	3/7/2007	14,000	14,000
Ohio Higher Educ. Fac. Comm. Rev. (Mount Union College) VRDO	3.670%	3/7/2007 LOC	1,330	1,330
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College Project) VRDO	3.520%	3/7/2007	4,000	4,000
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College Project) VRDO	3.520%	3/7/2007	6,315	6,315
Ohio Higher Educ. Fac. Comm. Rev. (Pooled Financing) VRDO	3.700%	3/7/2007 LOC	10,690	10,690
1 Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton) TOB VRDO	3.700%	3/7/2007 (2)	5,840	5,840
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.375%	5/15/2007 (1)(Prere.)	6,250	6,396
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	6.000%	5/15/2007 (1)(Prere.)	2,000	2,049
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.) VRDO	3.650%	3/7/2007 LOC	1,800	1,800
1 Ohio Higher Educ. GO TOB VRDO	3.570%	3/7/2007	17,570	17,570
1 Ohio Higher Educ. GO TOB VRDO	3.710%	3/7/2007	10,705	10,705
1 Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	3.610%	3/7/2007	4,590	4,590
1 Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	3.710%	3/7/2007	7,320	7,320
1 Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	3.710%	3/7/2007	3,900	3,900
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.550%	3/7/2007	10,430	10,430
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.550%	3/7/2007	8,580	8,580
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.550%	3/7/2007	5,000	5,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.550%	3/7/2007	2,000	2,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.550%	3/7/2007	5,000	5,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.570%	3/7/2007	6,430	6,430
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.570%	3/7/2007	6,400	6,400
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.570%	3/7/2007	12,000	12,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.580%	3/7/2007	8,000	8,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.580%	3/7/2007	3,405	3,405
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.580%	3/7/2007	970	970
1 Ohio Housing Finance Agency Mortgage Rev. VRDO	3.750%	3/7/2007	5,270	5,270
1 Ohio Housing Finance Agency Rev. TOB VRDO	3.620%	3/7/2007	4,000	4,000
1 Ohio Infrastructure Improvement GO TOB VRDO	3.700%	3/7/2007	7,250	7,250
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	3.640%	3/1/2007	8,000	8,000
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.680%	3/1/2007	3,140	3,140
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.680%	3/1/2007	3,000	3,000
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.680%	3/1/2007	8,005	8,005
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.680%	3/1/2007	5,125	5,125
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.680%	3/1/2007	8,025	8,025
1 Ohio State Higher Ed 2006 Eclipse Trust TOB VRDO	3.690%	3/7/2007 (3)	5,000	5,000
Ohio State Highway Capital Improvements	5.000%	5/1/2007	4,000	4,010
Ohio State Univ. CP	3.550%	3/9/2007	8,500	8,500
Ohio State Univ. General Receipts Athens VRDO	3.670%	3/7/2007 (4)	5,025	5,025
1 Ohio State Univ. General Receipts Rev. TOB VRDO	3.700%	3/7/2007	5,345	5,345
1 Ohio State Univ. General Receipts Rev. TOB VRDO	3.700%	3/7/2007	8,510	8,510
Ohio State Univ. General Receipts Rev. VRDO	3.650%	3/7/2007	18,700	18,700
1 Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	3.690%	3/7/2007 (3)	16,500	16,500
1 Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	3.700%	3/7/2007 (3)	7,700	7,700
Ohio Water Dev. Auth. PCR	5.000%	6/1/2007	3,000	3,010
Ohio Water Dev. Auth. PCR (FirstEnergy Nuclear) VRDO	3.580%	3/7/2007 LOC	1,500	1,500
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.640%	3/1/2007 LOC	3,500	3,500
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.540%	3/7/2007 LOC	1,250	1,250
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.700%	3/7/2007 LOC	18,000	18,000
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO	3.680%	3/1/2007 LOC	11,500	11,500
1 Ohio Water Dev. Auth. PCR TOB VRDO	3.610%	3/7/2007	5,000	5,000
1 Ohio Water Dev. Auth. Rev. (Drinking Water Fund) TOB VRDO	3.690%	3/7/2007	3,645	3,645
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	3.530%	3/7/2007 (1)	10,485	10,485
1 Ohio Water Dev. Auth. Rev. TOB VRDO	3.700%	3/7/2007	10,000	10,000
Orrville Ohio Ind. Dev. (American Weather Seal Co.) VRDO	3.730%	3/7/2007 LOC	7,465	7,465
Parma OH Hosp. Improvement Rev. (Parma Community
General Hosp.) VRDO	3.670%	3/7/2007 LOC	3,420	3,420
Port of Greater Cincinnati OH Dev. Auth. Rev.
(National Underground Railroad Freedom Center) VRDO	3.550%	3/7/2007 LOC	7,000	7,000
1 Princeton OH City School Dist. TOB VRDO	3.700%	3/7/2007 (1)	10,525	10,525
Rickenbacker OH Port Auth. Econ. Dev. Rev. (YMCA of Central Ohio)
VRDO	3.730%	3/7/2007 LOC	7,145	7,145
Ross County OH Hosp. Fac. Rev. (Adena Health System) VRDO	3.630%	3/1/2007 (11)	27,000	27,000
Salem OH Hosp. Rev. VRDO	3.680%	3/7/2007 LOC	3,400	3,400
1 Sugarcreek OH Local School Dist. TOB VRDO	3.690%	3/7/2007 (4)	6,890	6,890
Summit County OH Rev. (Western Reserve Academy) VRDO	3.670%	3/7/2007 LOC	5,600	5,600
Toledo OH City Services Special Assessment VRDO	3.650%	3/7/2007 LOC	9,000	9,000
Toledo OH City Services Special Assessment VRDO	3.650%	3/7/2007 LOC	4,000	4,000
Univ. of Cincinnati OH General Receipts BAN	4.750%	7/6/2007	2,275	2,282
Univ. of Cincinnati OH General Receipts VRDO	3.650%	3/7/2007 (2)	19,670	19,670
Univ. of Toledo OH General Receipts VRDO	3.640%	3/1/2007 (3)	15,300	15,300
Westerville OH Electric System Notes	4.500%	9/20/2007	1,625	1,633
Worthington OH City School Dist. BAN	4.750%	5/3/2007	3,000	3,006

Total Municipal Bonds (Cost $1,019,866)				1,019,866

Other Assets and Liabilities - Net (0.9%)				9,053

Net Assets (100%)				1,028,919

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of these securities was $328,005,000, representing 31.9% of net assets.
2 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28,2007.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation). (3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10)XL Capital Assurance Inc.
(11)CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Ohio Long-Term Tax-Exempt Fund Schedule of Investments February 28, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.5%)

Adams County OH School Dist. GO	5.550%	12/1/2009 (1)	1,000	1,012
Akron OH GO	5.500%	12/1/2018 (1)	1,315	1,414
Akron OH Income Tax Rev. (Community Learning Center)	5.000%	12/1/2027 (3)	6,300	6,666
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2014 (2)	2,625	2,765
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2015 (2)	2,865	3,018
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2016 (2)	1,015	1,067
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/2011 (3)(Prere.)	1,300	1,421
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/2011 (3)(Prere.)	1,300	1,421
Avon OH Local School Dist. GO	5.250%	12/1/2013 (1)(Prere.)	2,400	2,624
Bowling Green State Univ. Ohio General Receipts Rev	5.750%	6/1/2010 (3)(Prere.)	2,250	2,416
Bowling Green State Univ. Ohio General Receipts Rev	5.750%	6/1/2010 (3)(Prere.)	1,190	1,278
Butler County OH GO	5.250%	12/1/2016	1,570	1,700
Butler County OH GO	5.250%	12/1/2017	1,655	1,787
Butler County OH Hosp. Fac. Rev. (Cincinnati
Children's Hosp.)	5.000%	5/15/2031 (3)	5,000	5,326
Butler County OH Sewer System Rev	5.375%	12/1/2009 (3)(Prere.)	1,230	1,297
Butler County OH Transp. Improvement Dist. Rev	6.000%	4/1/2008 (4)(Prere.)	2,320	2,423
Butler County OH Transp. Improvement Dist. Rev	6.000%	4/1/2008 (4)(Prere.)	4,000	4,177
Butler County OH Waterworks Rev	5.250%	12/1/2021 (2)	4,000	4,437
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2011 (3)(Prere.)	805	871
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2011 (3)(Prere.)	950	1,028
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2011 (3)(Prere.)	1,080	1,168
Canal Winchester OH Local School Dist. GO	5.000%	12/1/2028 (1)	3,030	3,235
Chillicothe OH City School Dist	5.250%	12/1/2014 (3)(Prere.)	1,745	1,927
Cincinnati OH City School Dist. Classroom Fac
Construction & Improvement	5.250%	12/1/2028 (3)	4,000	4,722
Cincinnati OH City School Dist. GO	5.375%	12/1/2011 (1)(Prere.)	3,350	3,606
Cincinnati OH City School Dist. GO	5.000%	12/1/2013 (4)(Prere.)	5,525	5,944
Cincinnati OH City School Dist. Improvement GO	5.000%	12/15/2032 (4)	1,000	1,069
Cincinnati OH Water System Rev	5.500%	6/1/2011 (Prere.)	1,380	1,479
Cleveland OH Airport System Rev	5.000%	1/1/2031 (4)	5,000	5,349
Cleveland OH GO	5.375%	9/1/2010 (2)	1,000	1,057
Cleveland OH GO	5.500%	12/1/2010 (3)(Prere.)	1,135	1,220
Cleveland OH GO	5.500%	12/1/2011 (3)	1,340	1,436
Cleveland OH GO	5.375%	9/1/2012 (2)	1,000	1,084
Cleveland OH GO	5.500%	12/1/2012 (3)	1,415	1,516
Cleveland OH GO	5.250%	8/1/2013 (3)(Prere.)	2,400	2,614
Cleveland OH GO	5.500%	10/1/2020 (2)	7,350	8,598
Cleveland OH GO	5.500%	10/1/2021 (2)	3,675	4,324
Cleveland OH GO	5.500%	10/1/2022 (2)	3,870	4,583
Cleveland OH School Dist. GO	0.000%	12/1/2008 (3)(ETM)	400	375
Cleveland OH State Univ. Rev	5.250%	6/1/2019 (3)	2,825	3,075
1 Cleveland OH Water Works Rev	5.500%	1/1/2021 (1)	9,635	11,193
Columbus OH City School Dist. School Fac
Construction & Improvement GO	5.250%	12/1/2014 (4)(Prere.)	2,390	2,640
Columbus OH City School Dist. School Fac
Construction & Improvement GO	5.250%	12/1/2014 (4)(Prere.)	2,070	2,286
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	2,000	2,145
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	2,000	2,149
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	1,710	1,834
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	2,000	2,145
Dayton OH City School Dist. (School Fac.)	5.000%	12/1/2029 (3)	8,000	8,434
Defiance OH Waterworks System GO	5.650%	12/1/2018 (2)	1,130	1,187
Erie County OH Hosp. Fac. Rev. (Firelands Regional
Medical Center)	5.500%	8/15/2022	1,750	1,864
Fairborn OH City School Dist. School Improvement GO	5.500%	12/1/2016 (3)	1,840	1,982
Fairborn OH City School Dist. School Improvement GO	5.375%	12/1/2020 (3)	1,200	1,283
Fairfield County OH Hosp. Rev. (Lancaster-
Fairfield Hosp.)	5.375%	6/15/2015 (1)	3,000	3,258
Franklin County OH Convention Center Rev	0.000%	12/1/2007 (1)	4,355	4,235
Franklin County OH Hosp. Rev. (Children's Hosp.) VRDO	3.680%	3/7/2007 (3)	1,965	1,965
Franklin County OH Hosp. Rev. (Trinity Health
Credit Group)	5.000%	6/1/2019	4,035	4,292
Franklin County OH Hosp. Rev. (Trinity Health
Credit Group)	5.000%	6/1/2021	4,465	4,744
Franklin County OH Hosp. Rev. (Trinity Health
Credit Group)
VRDO	3.520%	3/7/2007 (3)	3,250	3,250
Gallia County OH Hosp. Rev. (Holzer Medical Center)	5.125%	10/1/2013 (2)	2,000	2,056
Gallia County OH Local School Dist	5.000%	12/1/2026 (4)	2,075	2,242
Gallia County OH Local School Dist	5.000%	12/1/2027 (4)	2,180	2,351
Gallia County OH Local School Dist	5.000%	12/1/2030 (4)	2,000	2,149
Gallipolis Ohio City School Dist. (School Fac.)	5.000%	12/1/2030 (1)	4,040	4,340
Garfield Heights OH City School Dist. School
Improvement GO	5.500%	12/15/2011 (1)(Prere.)	1,640	1,775
Greater Cleveland OH Regional Transp. Auth. GO	5.375%	12/1/2008 (3)(Prere.)	1,665	1,730
Hamilton County OH Convention Center Fac. Auth. Rev
Second Lien	5.250%	12/1/2020 (3)	1,185	1,287
Hamilton County OH Convention Center Fac. Auth. Rev
Second Lien	5.250%	12/1/2021 (3)	1,245	1,349
Hamilton County OH Convention Center Fac. Auth. Rev
Second Lien	5.250%	12/1/2023 (3)	1,380	1,496
Hamilton County OH Convention Center Fac. Auth. Rev
Second Lien	5.250%	12/1/2024 (3)	1,455	1,577
Hamilton County OH Econ. Dev. Rev. (King Highland
Community Urban)	5.250%	6/1/2028 (1)	7,290	8,030
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children's Hosp.)	5.200%	5/15/2009 (1)	2,000	2,031
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children's Hosp.)	5.500%	5/15/2019 (3)	2,865	3,148
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children's Hosp.)	5.500%	5/15/2020 (3)	3,020	3,319
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of
Greater Cincinnati) VRDO	3.500%	3/7/2007 (1)	4,000	4,000
Hamilton County OH Sales Tax Rev	5.000%	12/1/2032 (2)	5,000	5,379
Hamilton County OH Sales Tax Rev.
(Hamilton County Football)	5.500%	6/1/2008 (1)(Prere.)	575	594
Hamilton County OH Sewer System Rev	5.450%	12/1/2009 (3)	3,250	3,404
Hamilton County OH Sewer System Rev	5.625%	6/1/2010 (1)(Prere.)	755	808
Hamilton County OH Sewer System Rev	5.625%	6/1/2010 (1)(Prere.)	965	1,032
Hamilton County OH Sewer System Rev	5.250%	12/1/2011 (1)(Prere.)	1,355	1,451
Hamilton County OH Sewer System Rev	5.250%	12/1/2011 (1)(Prere.)	1,000	1,071
Hamilton County OH Sewer System Rev	5.000%	12/1/2031 (1)	5,300	5,702
2 Hamilton OH City School Dist	5.000%	12/1/2034 (4)	2,250	2,422
Highland OH Local School Dist. School Improvement GO	5.750%	12/1/2011 (4)(Prere.)	1,510	1,650
Hilliard OH School Dist. GO	0.000%	12/1/2012 (3)	3,220	2,574
Hilliard OH School Dist. GO	0.000%	12/1/2013 (3)	3,220	2,467
Hilliard OH School Dist. GO	0.000%	12/1/2014 (3)	2,720	2,000
Hilliard OH School Dist. GO	0.000%	12/1/2015 (3)	3,720	2,623
Hilliard OH School Dist. GO	5.250%	12/1/2016 (3)	2,000	2,147
Hilliard OH School Dist. GO	5.000%	12/1/2027 (1)	2,895	3,111
Indian Hill OH Exempt Village School Dist.
Hamilton County GO	5.500%	12/1/2011 (Prere.)	1,295	1,402
Jackson OH Local School Dist. Stark & Summit Counties
Construction & Improvement	5.250%	12/1/2026 (3)	4,350	4,715
Lake County OH Hosp. Fac. Rev.
(Lake Hosp. System Inc.)	5.375%	8/15/2015 (2)	2,900	2,982
Lake Ohio Local School Dist. Stark County OH GO	5.750%	12/1/2010 (3)(Prere.)	1,000	1,075
Little Miami Ohio Local School Dist	5.250%	12/1/2027 (4)	3,235	3,631
Logan Hocking OH Local School Dist. GO	5.500%	12/1/2011 (1)(Prere.)	1,675	1,812
Lorain County OH GO	5.500%	12/1/2022 (3)	1,500	1,628
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare
Partners)	6.000%	9/1/2008 (1)	1,250	1,288
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare
Partners)	5.400%	10/1/2021	4,000	4,255
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/2014 (1)	640	654
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/2014 (1)(ETM)	5,360	5,476
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/2015 (2)	2,500	2,635
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/2017 (2)	2,075	2,187
Mad River OH Local School Dist. GO	5.750%	12/1/2012 (3)(Prere.)	1,195	1,324
Madeira OH City School Dist. GO	5.250%	12/1/2032 (4)	4,605	5,442
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	2,095	2,317
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	2,035	2,250
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	2,140	2,366
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	3,000	3,317
Marysville OH WasteWater Treatment System Rev	5.000%	12/1/2031 (10)	2,720	2,915
Mason OH City School Dist. GO	5.250%	12/1/2020 (3)	1,500	1,717
Mason OH City School Dist. GO	5.250%	12/1/2021 (3)	1,500	1,726
Miami Univ. of OH General Receipts Refunding	5.250%	12/1/2020 (2)	2,000	2,170
Middletown OH City School Dist. GO	5.000%	12/1/2023 (4)	2,625	2,860
Milford OH Exempt Village School Dist. School
Improvement GO	6.000%	12/1/2011 (4)(Prere.)	1,425	1,573
Milford OH Exempt Village School Dist. School
Improvement GO	6.000%	12/1/2011 (4)(Prere.)	1,600	1,766
Montgomery County OH Rev. (Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	3,270	3,519
Montgomery County OH Rev. (Catholic Health Initiatives)	5.000%	5/1/2030	7,630	8,000
Montgomery County OH Rev. (Catholic Health Initiatives)
VRDO	3.520%	3/7/2007	815	815
New Albany Plain OH Local School Dist. GO	5.500%	6/1/2012 (3)(Prere.)	500	544
New Albany Plain OH Local School Dist. GO	5.500%	12/1/2017 (3)	675	731
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/2011 (2)	1,200	999
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/2012 (2)	1,700	1,359
North Olmsted OH GO (Library Improvement)	5.500%	12/1/2010 (3)(Prere.)	1,355	1,444
Oak Hills OH Local School Dist. GO	7.200%	12/1/2009 (1)	1,625	1,771
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/2010 (Prere.)	2,000	2,141
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/2011 (Prere.)	1,585	1,697
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/2011 (Prere.)	1,500	1,606
Ohio Building Auth. Rev. (State Fac. Highway Safety
Building Fund)	5.500%	10/1/2017 (4)	1,305	1,396
Ohio Building Auth. Rev. (State Fac. Highway Safety
Building Fund)	5.500%	10/1/2018 (4)	1,380	1,479
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.)	5.500%	10/1/2012 (Prere.)	5,000	5,452
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.)	5.250%	12/1/2026 (1)	3,520	4,117
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.)	5.000%	12/1/2027 (2)	6,000	6,348
Ohio Higher Educ. Fac. Comm. Rev. (Case Western
Reserve Univ.) VRDO	3.660%	3/1/2007	1,200	1,200
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.500%	11/1/2011 (Prere.)	1,000	1,084
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/2025	5,535	6,012
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/2026	5,815	6,305
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.750%	4/1/2007 (1)(Prere.)	4,000	4,087
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.850%	4/1/2009 (1)(Prere.)	2,875	3,053
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.000%	4/1/2032	3,415	3,622
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/2041	5,000	5,255
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.)	5.000%	5/1/2026	5,275	5,590
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College
Project) VRDO	3.520%	3/7/2007	1,650	1,650
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College
Project) VRDO	3.520%	3/7/2007	1,330	1,330
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/2033	5,000	5,255
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals
Health System)	5.250%	1/15/2046	9,000	9,615
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	5.375%	12/1/2016 (2)	1,795	1,925
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.300%	5/15/2007 (1)(Prere.)	2,200	2,251
Ohio Infrastructure Improvement GO VRDO	3.520%	3/7/2007	1,100	1,100
Ohio State Univ. General Receipts Rev	5.250%	6/1/2023	3,000	3,226
Ohio State Univ. General Receipts Rev. VRDO	3.650%	3/7/2007	5,400	5,400
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/2018	3,150	3,350
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/2019	2,235	2,377
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/2020	1,570	1,670
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/2024 (3)	5,000	5,965
Ohio Water Dev. Auth. PCR	5.125%	12/1/2007 (1)(Prere.)	1,900	1,940
Ohio Water Dev. Auth. PCR	5.500%	6/1/2021	6,435	7,553
Ohio Water Dev. Auth. PCR	5.500%	6/1/2022	6,350	7,502
Ohio Water Dev. Auth. PCR	5.500%	6/1/2023	2,155	2,559
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.640%	3/1/2007 LOC	13,825	13,825
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/2012 (Prere.)	2,100	2,272
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/2012 (Prere.)	2,170	2,348
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/2012 (Prere.)	2,735	2,959
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2021 (4)	1,215	1,429
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2022	5,370	6,344
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/2022	4,690	5,561
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2023	1,225	1,454
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/2023	1,115	1,328
Ohio Water Dev. Auth. Rev. (Fresh Water)	5.250%	12/1/2030	4,000	4,701
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/2009 (2)(ETM)	910	948
Olentangy OH Local School Dist. GO	5.500%	6/1/2012 (4)(Prere.)	1,200	1,305
Olentangy OH Local School Dist. GO	5.500%	12/1/2016 (4)	30	32
Olentangy OH Local School Dist. GO	5.000%	12/1/2030 (4)	5,000	5,371
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.250%	6/1/2014 (3)(Prere.)	1,400	1,539
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.500%	6/1/2014 (3)(Prere.)	2,750	3,066
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.500%	6/1/2014 (3)(Prere.)	1,300	1,449
Parma OH Hosp. Improvement Rev. (Parma Community
General Hosp.)	5.250%	11/1/2008 (Prere.)	2,000	2,069
Reynoldsburg OH School Dist. GO	0.000%	12/1/2009 (3)	1,465	1,320
Reynoldsburg OH School Dist. GO	0.000%	12/1/2010 (3)	1,465	1,269
Richland County OH GO	6.950%	12/1/2011 (2)	450	456
Richland County OH GO	5.400%	12/1/2015 (2)	1,120	1,133
Rocky River OH City School Dist. GO	5.375%	12/1/2017	2,200	2,435
Ross County OH Hosp. Fac. Rev. (Adena Health System)
VRDO	3.630%	3/1/2007 (11)	9,525	9,525
Sugarcreek OH Local School Dist. GO	5.250%	12/1/2013 (1)(Prere.)	1,215	1,328
Summit County OH GO	6.250%	12/1/2010 (3)(Prere.)	1,420	1,560
Summit County OH GO	6.500%	12/1/2010 (3)(Prere.)	2,000	2,215
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,910	2,127
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,420	1,581
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,595	1,776
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	2,020	2,249
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,800	2,004
Summit County OH GO	5.500%	12/1/2020 (3)	1,725	2,021
Summit County OH Sanitary Sewer System Improvement
GO	5.500%	12/1/2011 (3)(Prere.)	1,015	1,105
Tallmadge OH City School Dist	5.000%	12/1/2028 (4)	3,030	3,237
Teays Valley OH Local School Dist. GO	5.000%	12/1/2027 (1)	3,040	3,267
Tri Valley OH Local School Dist. GO	5.500%	12/1/2016 (3)	1,255	1,415
Tri Valley OH Local School Dist. GO	5.500%	12/1/2019 (3)	1,785	2,072
Univ. of Akron OH General Receipts Rev	5.500%	1/1/2010 (3)(Prere.)	2,545	2,695
Univ. of Cincinnati OH COP	5.500%	6/1/2014 (1)	1,000	1,061
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2011 (3)(Prere.)	1,500	1,638
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2011 (3)(Prere.)	2,500	2,730
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2011 (3)(Prere.)	1,285	1,403
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2012 (Prere.)	2,000	2,160
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2012 (Prere.)	2,880	3,110
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2012 (Prere.)	2,595	2,803
Univ. of Toledo OH General Receipts	5.250%	6/1/2011 (3)(Prere.)	1,080	1,149
Univ. of Toledo OH General Receipts VRDO	3.640%	3/1/2007 (3)	2,180	2,180
Westerville OH City School Dist. GO	5.500%	6/1/2011 (1)(Prere.)	1,225	1,315
Westerville OH City School Dist. GO	5.500%	6/1/2011 (1)(Prere.)	2,000	2,147
Woodridge OH School Dist. GO	6.800%	12/1/2014 (2)	2,000	2,271
Wooster OH School Dist. GO	0.000%	12/1/2009 (4)	2,195	1,977
Wooster OH School Dist. GO	0.000%	12/1/2010 (4)	2,265	1,962
Wooster OH School Dist. GO	0.000%	12/1/2011 (4)	2,315	1,926
Outside Ohio:
Puerto Rico GO	5.500%	7/1/2020 (1)	1,600	1,872
Puerto Rico GO	5.500%	7/1/2029	1,500	1,769
Puerto Rico GO	5.000%	7/1/2034	2,000	2,096
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2014 (Prere.)	3,400	3,802
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	5.500%	7/1/2028 (3)	7,625	9,231
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019 (4)	3,000	3,224
Puerto Rico Muni. Finance Agency	5.250%	8/1/2020 (4)	2,500	2,686
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2021 (1)	2,000	2,354
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	3,005	3,253
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	305	389
Puerto Rico Public Finance Corp.	5.500%	8/1/2029	995	1,053
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2017	2,000	2,158

Total Municipal Bonds (Cost $605,739)				627,016

Other Assets and Liabilities - Net (0.5%)				3,285

Net Assets (100%)				630,301

1 Securities with a value of $755,000 have been segregated as initial margin for open futures contracts.
2 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28, 2007.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association). (2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2007, the cost of investment securities for tax purposes was $606,991,000. Net unrealized appreciation of investment securities for tax purposes was $20,025,000, consisting of unrealized gains of $20,040,000 on securities that had risen in value since their purchase and $15,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(100)	11,294	(137)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.